Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Verity U.S. Treasury Fund Investor Class
Average Annual Return, Percent	3.69%
Bloomberg Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Treasury Index
Average Annual Return, Percent	6.53%
Bloomberg Short Treasury Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Treasury Total Return Index
Average Annual Return, Percent	4.55%